Quarterly Holdings Report
for

Fidelity Advisor® Growth Opportunities Fund

August 31, 2020

GO-QTLY-1020
1.805740.116

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
COMMUNICATION SERVICES - 17.2%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (a)	252,624	$16,183
Entertainment - 5.3%
Activision Blizzard, Inc.	745,180	62,237
Netflix, Inc. (b)	340,400	180,262
Roku, Inc. Class A (b)	1,736,420	301,234
Sea Ltd. ADR (b)	1,653,984	252,745
Take-Two Interactive Software, Inc. (b)	91,800	15,715
The Walt Disney Co.	358,973	47,338
		859,531
Interactive Media & Services - 9.4%
Alphabet, Inc.:
Class A (b)	133,258	217,148
Class C (b)	359,539	587,551
Facebook, Inc. Class A (b)	2,081,285	610,233
InterActiveCorp (b)	117,500	15,626
Match Group, Inc. (b)	253,612	28,323
Snap, Inc. Class A (b)	513,500	11,600
Zoominfo Technologies, Inc. (c)	1,738,000	67,469
		1,537,950
Media - 0.5%
Comcast Corp. Class A	1,658,492	74,317
Wireless Telecommunication Services - 1.9%
T-Mobile U.S., Inc.	2,706,425	315,786

TOTAL COMMUNICATION SERVICES		2,803,767

CONSUMER DISCRETIONARY - 18.0%
Automobiles - 3.6%
Tesla, Inc. (b)	1,169,680	582,875
Diversified Consumer Services - 0.1%
Arco Platform Ltd. Class A (b)	419,628	18,984
Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Holdings, Inc.	189,100	17,087
McDonald's Corp.	11,300	2,413
Starbucks Corp.	406,525	34,339
		53,839
Internet & Direct Marketing Retail - 10.5%
Alibaba Group Holding Ltd. sponsored ADR (b)	575,923	165,307
Amazon.com, Inc. (b)	318,767	1,100,052
Expedia, Inc.	182,100	17,873
MakeMyTrip Ltd. (b)	280,300	4,731
Meituan Dianping Class B (b)	1,313,414	43,296
MercadoLibre, Inc. (b)	24,489	28,618
Pinduoduo, Inc. ADR (b)(c)	2,481,116	220,670
The Booking Holdings, Inc. (b)	33,431	63,868
Wayfair LLC Class A (b)	223,814	66,374
		1,710,789
Specialty Retail - 3.3%
Carvana Co. Class A (b)(c)	1,937,512	418,425
Floor & Decor Holdings, Inc. Class A (b)	741,982	54,343
Lowe's Companies, Inc.	320,088	52,715
Vroom, Inc.	328,700	22,559
		548,042
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds, Inc. (b)(d)(e)	23,730	274
lululemon athletica, Inc. (b)	75,515	28,369
		28,643

TOTAL CONSUMER DISCRETIONARY		2,943,172

CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	399,500	138,890
Performance Food Group Co. (b)	1,708,347	62,372
Sysco Corp.	206,900	12,443
Walmart, Inc.	179,400	24,910
		238,615
Food Products - 0.2%
Beyond Meat, Inc. (b)(c)	176,744	24,011
Freshpet, Inc. (b)	69,900	7,941
		31,952
Tobacco - 0.0%
JUUL Labs, Inc. Class B (b)(d)(e)	2,772	287

TOTAL CONSUMER STAPLES		270,854

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Reliance Industries Ltd. (b)	497,403	8,104
Reliance Industries Ltd.	7,461,049	211,916
		220,020
FINANCIALS - 2.3%
Capital Markets - 0.6%
Charles Schwab Corp.	232,632	8,265
London Stock Exchange Group PLC	427,252	50,467
MSCI, Inc.	19,079	7,122
XP, Inc. Class A (b)	678,336	33,503
		99,357
Consumer Finance - 1.7%
American Express Co.	217,400	22,086
Capital One Financial Corp.	713,700	49,267
LendingTree, Inc. (b)(c)	476,788	147,299
Synchrony Financial	1,988,500	49,335
		267,987

TOTAL FINANCIALS		367,344

HEALTH CARE - 13.1%
Biotechnology - 4.3%
AbbVie, Inc.	156,300	14,969
Abcam PLC	473,600	7,901
ACADIA Pharmaceuticals, Inc. (b)	595,700	23,584
Acceleron Pharma, Inc. (b)	89,200	8,694
ADC Therapeutics SA (b)	165,100	7,292
Alexion Pharmaceuticals, Inc. (b)	839,221	95,856
Alnylam Pharmaceuticals, Inc. (b)	211,035	27,992
Applied Therapeutics, Inc. (b)	119,300	2,875
Arcutis Biotherapeutics, Inc. (b)	188,300	4,721
Argenx SE ADR (b)	28,529	6,598
Ascendis Pharma A/S sponsored ADR (b)	67,362	9,982
BeiGene Ltd. (b)	127,913	2,403
Black Diamond Therapeutics, Inc. (b)	47,900	1,378
Crinetics Pharmaceuticals, Inc. (b)	570,461	9,144
Exelixis, Inc. (b)	55,700	1,238
FibroGen, Inc. (b)	893,401	40,051
Forma Therapeutics Holdings, Inc.	59,600	2,618
Fusion Pharmaceuticals, Inc. (b)	141,067	1,816
G1 Therapeutics, Inc. (b)	95,316	1,463
Global Blood Therapeutics, Inc. (b)	65,300	4,100
Gritstone Oncology, Inc. (b)	311,808	1,032
Insmed, Inc. (b)	1,726,919	48,682
Intercept Pharmaceuticals, Inc. (b)	217,172	10,833
Keros Therapeutics, Inc.	277,800	14,873
Kymera Therapeutics, Inc. (b)	24,300	775
Morphic Holding, Inc. (b)	208,036	5,513
Neurocrine Biosciences, Inc. (b)	531,402	61,866
Passage Bio, Inc.	291,200	4,822
Poseida Therapeutics, Inc. (b)	61,100	574
Protagonist Therapeutics, Inc. (b)	61,900	1,387
PTC Therapeutics, Inc. (b)	58,900	2,911
Regeneron Pharmaceuticals, Inc. (b)	253,253	156,999
Relay Therapeutics, Inc. (b)	58,700	2,359
Repare Therapeutics, Inc.	22,200	549
Revolution Medicines, Inc.	511,000	14,482
Sage Therapeutics, Inc. (b)	53,547	2,808
Sarepta Therapeutics, Inc. (b)	274,493	40,191
TG Therapeutics, Inc. (b)	102,200	2,535
Vaxcyte, Inc.	268,600	12,162
Vertex Pharmaceuticals, Inc. (b)	103,692	28,943
Viela Bio, Inc.	237,700	8,008
Zymeworks, Inc. (b)	77,800	2,522
		699,501
Health Care Equipment & Supplies - 3.8%
Atricure, Inc. (b)	112,700	5,041
Becton, Dickinson & Co.	325,400	78,997
Boston Scientific Corp. (b)	2,888,574	118,489
Danaher Corp.	315,300	65,100
DexCom, Inc. (b)	113,726	48,380
Hologic, Inc. (b)	27,000	1,612
Insulet Corp. (b)	146,810	32,041
Intuitive Surgical, Inc. (b)	73,357	53,612
iRhythm Technologies, Inc. (b)	125,300	27,589
Masimo Corp. (b)	87,826	19,673
Novocure Ltd. (b)	569,524	47,128
Penumbra, Inc. (b)	171,663	35,903
SmileDirectClub, Inc. (b)(c)(f)	5,988,728	48,628
TransMedics Group, Inc. (b)(f)	2,103,279	37,501
		619,694
Health Care Providers & Services - 3.7%
1Life Healthcare, Inc. (b)	2,552,763	74,464
Centene Corp. (b)	1,397,644	85,704
Cigna Corp.	406,105	72,031
Humana, Inc.	223,860	92,940
Oak Street Health, Inc. (b)	929,000	41,461
UnitedHealth Group, Inc.	773,267	241,685
		608,285
Health Care Technology - 0.1%
Inspire Medical Systems, Inc. (b)	133,800	15,982
Veeva Systems, Inc. Class A (b)	23,900	6,746
		22,728
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc. (b)	38,840	4,452
Bruker Corp.	336,045	14,121
Sartorius Stedim Biotech	68,900	24,650
		43,223
Pharmaceuticals - 0.9%
AstraZeneca PLC sponsored ADR	292,575	16,384
Bristol-Myers Squibb Co.	307,075	19,100
Bristol-Myers Squibb Co. rights (b)	125,816	337
Horizon Therapeutics PLC (b)	186,300	13,995
IMARA, Inc.	246,819	5,736
Nabriva Therapeutics PLC (b)(c)(f)	11,265,029	6,978
Nabriva Therapeutics PLC warrants 6/1/22 (b)	6,814,048	745
Nektar Therapeutics (b)	1,220,771	23,610
Roche Holding AG (participation certificate)	172,810	60,452
Theravance Biopharma, Inc. (b)	172,927	3,170
		150,507

TOTAL HEALTH CARE		2,143,938

INDUSTRIALS - 4.1%
Aerospace & Defense - 0.1%
Northrop Grumman Corp.	70,516	24,159
Airlines - 0.3%
JetBlue Airways Corp. (b)	2,973,342	34,253
Spirit Airlines, Inc. (b)(c)	473,752	8,471
		42,724
Electrical Equipment - 0.9%
Sensata Technologies, Inc. PLC (b)	50,300	2,094
Sunrun, Inc. (b)	1,786,972	101,062
Vestas Wind Systems A/S	294,160	44,725
		147,881
Machinery - 0.1%
Fortive Corp.	29,900	2,156
Nikola Corp. (b)(c)	415,331	16,950
		19,106
Professional Services - 0.5%
Clarivate Analytics PLC (b)	1,698,100	49,992
TransUnion Holding Co., Inc.	312,996	27,143
		77,135
Road & Rail - 2.2%
Lyft, Inc. (b)	3,104,713	92,117
Uber Technologies, Inc. (b)	7,769,881	261,301
		353,418

TOTAL INDUSTRIALS		664,423

INFORMATION TECHNOLOGY - 36.6%
Electronic Equipment & Components - 0.5%
CDW Corp.	88,800	10,092
Flextronics International Ltd. (b)	2,055,400	22,322
II-VI, Inc. (b)	615,500	27,390
Jabil, Inc.	541,200	18,482
		78,286
IT Services - 7.2%
Alliance Data Systems Corp.	1,109,100	50,032
EPAM Systems, Inc. (b)	70,473	23,052
Fidelity National Information Services, Inc.	353,146	53,272
Genpact Ltd.	775,258	32,700
Global Payments, Inc.	375,012	66,235
GoDaddy, Inc. (b)	1,443,004	120,751
MasterCard, Inc. Class A	357,312	127,986
MongoDB, Inc. Class A (b)(c)	148,412	34,699
PayPal Holdings, Inc. (b)	567,677	115,886
Repay Holdings Corp. (b)	161,100	4,076
Riskified Ltd. (b)(d)(e)	641,425	6,103
Riskified Ltd. warrants (b)(d)(e)	818	0
Shift4 Payments, Inc.	222,600	11,212
Square, Inc. (b)	336,900	53,756
Twilio, Inc. Class A (b)	499,691	134,797
Visa, Inc. Class A	744,561	157,839
Wix.com Ltd. (b)	621,046	182,979
		1,175,375
Semiconductors & Semiconductor Equipment - 6.8%
Applied Materials, Inc.	750,901	46,256
Cirrus Logic, Inc. (b)	75,400	4,568
Enphase Energy, Inc. (b)	526,900	40,692
Lam Research Corp.	168,176	56,564
Marvell Technology Group Ltd.	2,115,879	82,054
MediaTek, Inc.	211,000	3,993
Micron Technology, Inc. (b)	4,725,572	215,061
NVIDIA Corp.	617,168	330,173
NXP Semiconductors NV	1,626,472	204,545
ON Semiconductor Corp. (b)	1,459,261	31,184
Semtech Corp. (b)	119,300	6,997
SolarEdge Technologies, Inc. (b)	343,560	75,978
Universal Display Corp.	57,500	10,091
		1,108,156
Software - 17.3%
Adobe, Inc. (b)	325,330	167,021
Anaplan, Inc. (b)	418,600	25,639
Autodesk, Inc. (b)	280,965	69,033
Cerence, Inc. (b)(c)	240,400	12,789
Ceridian HCM Holding, Inc. (b)	64,500	5,129
Cloudflare, Inc. (b)	368,441	14,097
Coupa Software, Inc. (b)	148,498	48,669
Digital Turbine, Inc. (b)	2,974,700	71,958
DocuSign, Inc. (b)	179,778	40,090
Duck Creek Technologies, Inc. (b)	15,800	616
Dynatrace, Inc.	1,482,100	65,553
Elastic NV (b)	505,240	54,859
Epic Games, Inc. (d)(e)	13,300	7,648
HubSpot, Inc. (b)	323,749	97,021
Intuit, Inc.	109,808	37,927
Jamf Holding Corp. (b)(c)	17,700	683
Lightspeed POS, Inc. (b)	2,242,973	77,898
Microsoft Corp.	6,370,315	1,436,693
Nutanix, Inc. Class A (b)	285,900	8,208
Onespan, Inc. (b)	46,300	998
Ping Identity Holding Corp. (b)	202,700	6,987
RingCentral, Inc. (b)	52,091	15,147
Salesforce.com, Inc. (b)	1,211,538	330,326
ServiceNow, Inc. (b)	204,058	98,360
Snowflake Computing, Inc. Class B (d)(e)	6,644	258
The Trade Desk, Inc. (b)(c)	103,951	50,032
Vertex, Inc. Class A (b)(c)	24,100	617
Workday, Inc. Class A (b)	305,272	73,177
Zendesk, Inc. (b)	124,600	12,009
		2,829,442
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	6,035,260	778,790

TOTAL INFORMATION TECHNOLOGY		5,970,049

MATERIALS - 1.1%
Chemicals - 1.1%
LG Chemical Ltd.	118,882	74,082
Olin Corp.	3,347,469	37,659
The Chemours Co. LLC (c)	3,617,692	74,742
		186,483
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	183,703	45,770
Crown Castle International Corp.	40,000	6,530
		52,300
Real Estate Management & Development - 0.4%
KE Holdings, Inc. ADR (b)	721,500	37,006
Redfin Corp. (b)	566,604	26,953
		63,959

TOTAL REAL ESTATE		116,259

UTILITIES - 1.2%
Electric Utilities - 1.2%
Edison International	1,392,021	73,053
Enel SpA	733,800	6,645
Iberdrola SA	518,200	6,524
NextEra Energy, Inc.	146,078	40,781
ORSTED A/S (a)	457,756	64,770
		191,773
TOTAL COMMON STOCKS
(Cost $8,991,365)		15,878,082

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Rivian Automotive, Inc. Series E (d)(e)	1,336,833	20,708
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (b)(d)(e)	9,365	108
Series B (b)(d)(e)	1,645	19
Series C (b)(d)(e)	15,730	182
Series Seed (b)(d)(e)	5,030	58
		367
TOTAL CONSUMER DISCRETIONARY		21,075
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.0%
Blink Health LLC Series C (d)(e)	143,212	5,468
Sweetgreen, Inc.:
Series C (d)(e)	3,842	60
Series D (d)(e)	61,801	967
Series I (d)(e)	145,657	2,280
		8,775
Tobacco - 0.4%
JUUL Labs, Inc.:
Series C (b)(d)(e)	566,439	58,660
Series D (b)(d)(e)	3,671	380
		59,040
TOTAL CONSUMER STAPLES		67,815
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Sonder Holdings, Inc.:
Series D1 (d)(e)	126,152	1,358
Series E (d)(e)	757,018	8,151
		9,509
Insurance - 0.0%
Clover Health Series D (b)(d)(e)	282,226	1,247
TOTAL FINANCIALS		10,756
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Nuvation Bio, Inc. Series A (b)(d)(e)(g)	1,839,200	1,729
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series I (b)(d)(e)	16,438	4,438
Series N (d)(e)	51,400	13,878
		18,316
Road & Rail - 0.1%
Convoy, Inc. Series D (d)(e)	1,038,289	14,972
TOTAL INDUSTRIALS		33,288
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.0%
Starry, Inc. Series D (b)(d)(e)	1,493,700	2,136
IT Services - 0.1%
Riskified Ltd. Series E (d)(e)	97,500	928
Yanka Industries, Inc. Series E (d)(e)	341,047	4,120
		5,048
Software - 0.1%
ACV Auctions, Inc. Series E (d)(e)	2,543,049	15,055
TOTAL INFORMATION TECHNOLOGY		22,239

TOTAL CONVERTIBLE PREFERRED STOCKS		156,902

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (d)(e)	6,477,300	130
Waymo LLC Series A2 (d)(e)	47,838	4,108
		4,238
TOTAL PREFERRED STOCKS
(Cost $100,933)		161,140
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.: (Cost $1,075)
4% 5/22/27 (d)(e)	843	843
4% 6/12/27 (d)(e)	232	232
TOTAL CONVERTIBLE BONDS
(Cost $1,075)		1,075
	Shares	Value (000s)

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.12% (h)	73,007,425	73,022
Fidelity Securities Lending Cash Central Fund 0.11% (h)(i)	435,909,086	435,953
TOTAL MONEY MARKET FUNDS
(Cost $508,975)		508,975

Equity Funds - 1.4%
Domestic Equity Funds - 1.4%
iShares Russell 1000 Growth Index ETF (c)
(Cost $182,773)	997,600	227,373
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $9,785,121)		16,776,645
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(451,710)
NET ASSETS - 100%		$16,324,935

Security Type Abbreviations

ETF – Exchange-Traded Fund

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,953,000 or 0.5% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $176,785,000 or 1.1% of net assets.

 (e) Level 3 security

 (f) Affiliated company

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
ACV Auctions, Inc. Series E	11/6/19	$14,064
Allbirds, Inc.	10/9/18	$260
Allbirds, Inc. Series A	10/9/18	$103
Allbirds, Inc. Series B	10/9/18	$18
Allbirds, Inc. Series C	10/9/18	$173
Allbirds, Inc. Series Seed	10/9/18	$55
Blink Health LLC Series C	11/7/19	$5,467
Clover Health Series D	6/7/17	$2,647
Convoy, Inc. Series D	10/30/19	$14,058
Epic Games, Inc.	7/13/20 - 7/30/20	$7,648
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15	$0
JUUL Labs, Inc. Series D	6/25/18	$0
Neutron Holdings, Inc. Series 1C	7/3/18	$1,184
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$843
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$232
Nuvation Bio, Inc. Series A	6/17/19	$1,419
Riskified Ltd.	12/20/19 - 4/15/20	$5,803
Riskified Ltd. Series E	10/28/19	$928
Riskified Ltd. warrants	10/28/19	$0
Rivian Automotive, Inc. Series E	7/10/20	$20,708
Snowflake Computing, Inc. Class B	3/19/20	$258
Sonder Holdings, Inc. Series D1	12/20/19	$1,324
Sonder Holdings, Inc. Series E	4/3/20 - 5/6/20	$8,151
Space Exploration Technologies Corp. Series I	4/5/18	$2,778
Space Exploration Technologies Corp. Series N	8/4/20	$13,878
Starry, Inc. Series D	7/30/20	$2,136
Sweetgreen, Inc. Series C	9/13/19	$66
Sweetgreen, Inc. Series D	9/13/19	$1,057
Sweetgreen, Inc. Series I	9/13/19	$2,491
Waymo LLC Series A2	5/8/20	$4,108
Yanka Industries, Inc. Series E	5/15/20	$4,120

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$797
Fidelity Securities Lending Cash Central Fund	11,257
Total	$12,054

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Nabriva Therapeutics PLC	$7,777	$7,077	$--	$--	$--	$(7,876)	$6,978
SmileDirectClub, Inc.	58,222	10,413	10,534	--	(5,425)	(4,048)	48,628
TransMedics Group, Inc.	11,927	22,932	--	--	--	2,642	37,501
Total	$77,926	$40,422	$10,534	$--	$(5,425)	$(9,282)	$93,107

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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